Results for the year - Net sales and rebates - Gross-to-net sales reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 608,645	kr 455,692	kr 340,180
Total gross-to-net sales adjustments	(376,384)	(278,738)	(199,380)
Net sales	232,261	176,954	140,800
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	74,877	55,894
Additional provisions, including increases to existing provisions	288,801	207,715
Amount used during the year	(251,246)	(190,278)
Effect of exchange rate adjustment	(2,282)	3,214
At the end of the year	107,127	74,877	55,894
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	127,534	84,656	63,009
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(223,191)	(161,123)	(112,929)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(74,435)	(56,443)	(40,354)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(31,821)	(24,667)	(19,810)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(28,481)	(18,300)	(14,119)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(18,456)	(18,205)	(12,168)
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	69,499	50,822	34,052
Additional provisions, including increases to existing provisions	285,266	206,354	155,602
Amount used during the year	(250,316)	(189,580)	(141,370)
Adjustments, including unused amounts reversed during the year	(2,364)	(1,141)	(284)
Effect of exchange rate adjustment	(2,207)	3,044	2,822
At the end of the year	kr 99,878	kr 69,499	kr 50,822